UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTRED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233
(Address of Principal Executive Offices, including Zip Code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: (414) 299-2295

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2010

Item 1.  Proxy Voting Record.

W.P. Stewart & Co. Growth Fund
Proxy Voting July 1, 2009 - June 30, 2010

Name of Issuer	Ticker Symbol	CUSIP Number	Record Date	Meeting Date	Matters voted on	Proposed by Issuer/ Stockholder	Voted/ Not Voted	Vote Casted For/ Against/ Abstain/ Withold	For/ Against Management

Polo Ralph Lauren Corporation	RL	731572103	6/22/2009	8/6/2009	Elect director Frank A. Bennack, Jr.	Issuer	Voted	For	For
					Elect director Joel L. Fleishman	Issuer	Voted	For	For
					Elect director Steven P. Murphy	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm to serve for the fiscal year ending April 3, 2010	Issuer	Voted	For	For

The Procter & Gamble Company	PG	742718109	8/14/2009	10/13/2009	Elect director Kenneth I. Chenault	Issuer	Voted	For	For
					Elect director Scott D. Cook	Issuer	Voted	For	For
					Elect director Rajat K. Gupta	Issuer	Voted	For	For
					Elect director A.G. Lafley	Issuer	Voted	For	For
					Elect director Charles R. Lee	Issuer	Voted	For	For
					Elect director Lynn M. Martin	Issuer	Voted	For	For
					Elect director Robert A. McDonald	Issuer	Voted	For	For
					Elect director W. James McNerney, Jr.	Issuer	Voted	For	For
					Elect director Johnathan A. Rodgers	Issuer	Voted	For	For
					Elect director Ralph Snyderman, M.D.	Issuer	Voted	For	For
					Elect director Mary Agnes Wilderotter	Issuer	Voted	For	For
					Elect director Patricia A. Woertz	Issuer	Voted	For	For
					Elect director Ernesto Zedillo	Issuer	Voted	For	For
					Ratify appointment of the independent registered public accounting firm	Issuer	Voted	For	For
					Amend Company's Code of Regulations	Issuer	Voted	For	For
					Approve The Proctor & Gamble 2009 Stock and Incentive Compensation Plan	Issuer	Voted	For	For
					Shareholder proposal #1 - Cumulative voting	Shareholder	Voted	Against	For
					Shareholder proposal #2 - Advisory vote on executive compensation	Shareholder	Voted	Against	For

Automatic Data Processing, Inc.	ADP	053015103	9/11/2009	11/10/2009	Elect director Gregory D. Brenneman	Issuer	Voted	For	For
					Elect director Leslie A. Brun	Issuer	Voted	For	For
					Elect director Gary C. Butler	Issuer	Voted	For	For
					Elect director Leon G. Cooperman	Issuer	Voted	For	For
					Elect director Eric C. Fast	Issuer	Voted	For	For
					Elect director Linda R. Gooden	Issuer	Voted	For	For
					Elect director R. Glenn Hubbard	Issuer	Voted	For	For
					Elect director John P. Jones	Issuer	Voted	For	For
					Elect director Charles H. Noski	Issuer	Voted	For	For
					Elect director Sharon T. Rowlands	Issuer	Voted	For	For
					Elect director Gregory L. Summe	Issuer	Voted	For	For
					Ratify appointment of Deloitte & Touche LLP	Issuer	Voted	For	For

Chipotle Mexican Grill, Inc.	CMG/B	169656204	10/30/2009	12/21/2009
Amend Chipotle's Restated Certificate of Incorporation to (a) effect a reclassification of each outstanding share of Chipotle Class B common stock into one share of Chipotle Class A common stock and rename the Class A common stock as "common stock"; and (b) eliminate provisions relating to Chipotle's prior dual-class common stock structure, the ownership interest formerly held in Chipotle by McDonald's Corporation and other historical matters.
						Issuer	Voted	For	For

Visa Inc.	V	92826C839	11/27/2009	1/20/2010	Elect director Robert W. Matschullat	Issuer	Voted	For	For
					Elect director Cathy E. Minehan	Issuer	Voted	For	For
					Elect director David J. Pang	Issuer	Voted	For	For
					Elect director William S. Shanahan	Issuer	Voted	For	For
					Elect director John A. Swainson	Issuer	Voted	For	For
					Ratify appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2010	Issuer	Voted	For	For

Becton, Dickinson and Company	BDX	075887109	12/11/2009	2/2/2010	Elect director Henry P. Becton Jr.	Issuer	Not Voted
					Elect director Edward F. DeGraan	Issuer	Not Voted
					Elect director Claire M. Fraser-Liggett	Issuer	Not Voted
					Elect director Edward J. Ludwig	Issuer	Not Voted
					Elect director Adel A.F. Mahmoud	Issuer	Not Voted
					Elect director James F. Orr	Issuer	Not Voted
					Elect director Willard J. Overlock, Jr.	Issuer	Not Voted
					Elect director Bertram L. Scott	Issuer	Not Voted
					Ratify selection of independent registered public accounting firm	Issuer	Not Voted
					Approve a By-Law amendment regarding special shareholder meetings	Issuer	Not Voted
					Approve an amendment to the 2004 Employee and Director Equity-Based Compensation Plan	Issuer	Not Voted
					Approve material terms of performance goals	Issuer	Not Voted
					Shareholder proposal - Majority voting	Shareholder	Not Voted
					Shareholder proposal - Cumulative voting	Shareholder	Not Voted

Qualcomm Incorporated	QCOM	747525103	1/4/2010	3/2/2010	Elect director Barbara T. Alexander	Issuer	Not Voted
					Elect director Stephen M. Bennett	Issuer	Not Voted
					Elect director Donald G. Cruickshank	Issuer	Not Voted
					Elect director Raymond V. Dittamore	Issuer	Not Voted
					Elect director Thomas W. Horton	Issuer	Not Voted
					Elect director Irwin Mark Jacobs	Issuer	Not Voted
					Elect director Paul E. Jacobs	Issuer	Not Voted
					Elect director Robert E. Kahn	Issuer	Not Voted
					Elect director Sherry Lansing	Issuer	Not Voted
					Elect director Duane A. Nelles	Issuer	Not Voted
					Elect director Brent Scowcroft	Issuer	Not Voted
					Elect director Marc I. Stern	Issuer	Not Voted
					Approve an amendment to 2006 Long-Term Incentive Plan to increase the share reserve by 13,000,000 shares	Issuer	Not Voted
					Ratify the selection of PricewaterhouseCoopers LLP as independent public accountants for fiscal year ending September 26, 2010	Issuer	Not Voted

United Technologies Corporation	UTX	913017109	2/16/2010	4/14/2010	Elect director Louis R. Chenevert	Issuer	Not Voted
					Elect director John V. Faraci	Issuer	Not Voted
					Elect director Jean-Pierre Garnier	Issuer	Not Voted
					Elect director Jamie S. Gorelick	Issuer	Not Voted
					Elect director Carlos M. Gutierrez	Issuer	Not Voted
					Elect director Edward A. Kangas	Issuer	Not Voted
					Elect director Charles R. Lee	Issuer	Not Voted
					Elect director Richard D. McCormick	Issuer	Not Voted
					Elect director Harold McGraw III	Issuer	Not Voted
					Elect director Richard B. Myers	Issuer	Not Voted
					Elect director H. Patrick Swygert	Issuer	Not Voted
					Elect director Andre Villeneuve	Issuer	Not Voted
					Elect director Christine Todd Whitman	Issuer	Not Voted
					Approve appointment of the firm PricewaterhouseCoopers LLP as independent auditors	Issuer	Not Voted
					Shareholder proposal - Advisory vote on executive compensation	Shareholder	Not Voted

Praxair, Inc.	PX	74005P104	3/1/2010	4/27/2010	Elect director Stephen F. Angel	Issuer	Not Voted
					Elect director Nance K. Dicciani	Issuer	Not Voted
					Elect director Edward G. Galante	Issuer	Not Voted
					Elect director Claire W. Gargalli	Issuer	Not Voted
					Elect director Ira D. Hall	Issuer	Not Voted
					Elect director Raymond W. LeBoeuf	Issuer	Not Voted
					Elect director Larry D. McVay	Issuer	Not Voted
					Elect director Wayne T. Smith	Issuer	Not Voted
					Elect director Robert L. Wood	Issuer	Not Voted
					Ratify the appointment of the independent auditor	Issuer	Not Voted

Pepsico, Inc.	PEP	713448108	3/5/2010	5/5/2010	Elect director S.L. Brown	Issuer	Voted	For	For
					Elect director I.M. Cook	Issuer	Voted	For	For
					Elect director D. Dublon	Issuer	Voted	For	For
					Elect director V.J. Dzau	Issuer	Voted	For	For
					Elect director R.L. Hunt	Issuer	Voted	For	For
					Elect director A. Ibarguen	Issuer	Voted	For	For
					Elect director A.C. Martinez	Issuer	Voted	For	For
					Elect director I.K. Nooyi	Issuer	Voted	For	For
					Elect director S.P. Rockefeller	Issuer	Voted	For	For
					Elect director J.J. Schiro	Issuer	Voted	For	For
					Elect director L.G. Trotter	Issuer	Voted	For	For
					Elect director D. Vasella	Issuer	Voted	For	For
					Approve independent registered public accountants	Issuer	Voted	For	For
					Approve amendment to PepsiCo, Inc. 2007 Long-Term Incentive Plan	Issuer	Voted	For	For
					Shareholder proposal - Charitable Contributions Report	Shareholder	Voted	Against	For
					Shareholder proposal - Right to call special shareholders meeting	Shareholder	Voted	Against	For
					Shareholder proposal - Public Policy Report	Shareholder	Voted	Against	For

Ansys, Inc.	ANSS	03662Q105	3/17/2010	5/12/2010	Elect director Jacqueline C. Morby	Issuer	Not Voted
					Elect director Michael C. Thurk	Issuer	Not Voted
					Ratify Deloitte and Touche LLP as the Company's independent registered public accounting firm	Issuer	Not Voted

Google Inc.	GOOG	38259P508	3/15/2010	5/13/2010	Elect director Eric Schmidt	Issuer	Not Voted
					Elect director Sergey Brin	Issuer	Not Voted
					Elect director Larry Page	Issuer	Not Voted
					Elect director L. John Doerr	Issuer	Not Voted
					Elect director John L. Hennessy	Issuer	Not Voted
					Elect director Ann Mather	Issuer	Not Voted
					Elect director Paul S. Otellini	Issuer	Not Voted
					Elect director K. Ram Shriram	Issuer	Not Voted
					Elect director Shirley M. Tilghman	Issuer	Not Voted
					Ratify Ernst & Young LLP as Google's independent registered public accounting firm for the fiscal year ending December 31, 2010	Issuer	Not Voted
					Approve amendment to Google's 2004 Stock Plan to increase the number of authorized shares of Class A common stock issuable under the plan by 6,500,000	Issuer	Not Voted
					Stockholder proposal - a sustainability report, if properly presented at the meeting	Shareholder	Not Voted
					Stockholder proposal - online advertising, privacy, and sensitive information, if properly presented at the meeting	Shareholder	Not Voted
					Stockholder proposal - the adoption of human rights principles with respect to business in China, if properly presented at the meeting	Shareholder	Not Voted

Charles Schwab Corporation	SCHW	808513105	3/15/2010	5/13/2010	Elect director Arun Sarin	Issuer	Not Voted
					Elect director Paula A. Sneed	Issuer	Not Voted
					Ratify independent auditors	Issuer	Not Voted
					Approve amended Corporate Executive Bonus Plan	Issuer	Not Voted
					Shareholder proposal regarding political contributions	Shareholder	Not Voted
					Shareholder proposal regarding death benefits	Shareholder	Not Voted

YUM! Brands, Inc.	YUM	988498101	3/22/2010	5/20/2010	Elect director David W. Dorman	Issuer	Not Voted
					Elect director Massimo Ferragamo	Issuer	Not Voted
					Elect director J. David Grissom	Issuer	Not Voted
					Elect director Bonnie G. Hill	Issuer	Not Voted
					Elect director Robert Holland, Jr.	Issuer	Not Voted
					Elect director Kenneth G. Langone	Issuer	Not Voted
					Elect director Jonathan S. Linen	Issuer	Not Voted
					Elect director Thomas C. Nelson	Issuer	Not Voted
					Elect director David C. Novak	Issuer	Not Voted
					Elect director Thomas M. Ryan	Issuer	Not Voted
					Elect director Jing-Shyh S. Su	Issuer	Not Voted
					Elect director Robert D. Walter	Issuer	Not Voted
					Ratify independent auditors	Issuer	Not Voted
					Shareholder proposal - right to call special shareowner meetings	Shareholder	Not Voted

IntercontinentalExchange, Inc.	ICE	45865V100	3/23/2010	5/21/2010	Elect director Charles R Crisp	Issuer	Not Voted
					Elect director Jean-Marc Forneri	Issuer	Not Voted
					Elect director Fred W. Hatfield	Issuer	Not Voted
					Elect director Terrence F. Martell	Issuer	Not Voted
					Elect director Sir Callum McCarthy	Issuer	Not Voted
					Elect director Sir Robert Reid	Issuer	Not Voted
					Elect director Frederic V. Salerno	Issuer	Not Voted
					Elect director Jeffrey C. Sprecher	Issuer	Not Voted
					Elect director Judith A Sprieser	Issuer	Not Voted
					Elect director Vincent Tese	Issuer	Not Voted
					Ratify appointment of Ernst & Young LLP as independent registered public accounting firm for the fiscal year ending December 31, 2010	Issuer	Not Voted

Amphenol Corporation	APH	032095101	3/29/2010	5/26/2010	Elect director Stanley L. Clark	Issuer	Not Voted
					Elect director Andrew E. Lietz	Issuer	Not Voted
					Elect director Martin H. Loeffler	Issuer	Not Voted
					Ratify Deloitte & Touche LLP as independent public accountants of the Company	Issuer	Not Voted

Staples, Inc.	SPLS	855030102	4/12/2010	6/7/2010	Elect director Basil L. Anderson	Issuer	Not Voted
					Elect director Arthur M. Blank	Issuer	Not Voted
					Elect director Mary Elizabeth Burton	Issuer	Not Voted
					Elect director Justin King	Issuer	Not Voted
					Elect director Carol Meyrowitz	Issuer	Not Voted
					Elect director Rowland T. Moriarty	Issuer	Not Voted
					Elect director Robert C. Nakasone	Issuer	Not Voted
					Elect director Ronald L. Sargent	Issuer	Not Voted
					Elect director Elizabeth A. Smith	Issuer	Not Voted
					Elect director Robert E. Sulentic	Issuer	Not Voted
					Elect director Vijay Vishwanath	Issuer	Not Voted
					Elect director Paul F. Walsh	Issuer	Not Voted
					Approve the Long Term Cash Incentive Plan	Issuer	Not Voted

Approve an amendment to Staples' Amended and Restated 2004 Stock Incentive Plan increasing the number of shares of common stock authorized for issuance under the plan from 77,430,000 to 97,430,000 and amending the material terms of the performance goals of the plan
						Issuer	Not Voted
					Ratify selection by the audit committee of Ernst & Young LLP as Staples' independent registered public accounting firm for the current fiscal year	Issuer	Not Voted
					Shareholder proposal - ability of shareholders to act by majority written consent	Shareholder	Not Voted
					Shareholder proposal - provide shareholders owning 10% of outstanding shares with the ability to call special meetings	Shareholder	Not Voted

Chipotle Mexican Grill, Inc.	CMG	169656105	4/9/2010	6/8/2010	Elect director Albert S. Baldocchi	Issuer	Not Voted
					Elect director Neil W. Flanzraich	Issuer	Not Voted
					Elect director Darlene J. Friedman	Issuer	Not Voted
					Ratify Ernst & Young LLP as independent registered public accounting firm for the year ended December 31, 2010	Issuer	Not Voted

Target Corporation	TGT	87612E106	4/12/2010	6/9/2010	Elect director Calvin Darden	Issuer	Voted	For	For
					Elect director Anne M. Mulcahy	Issuer	Voted	For	For
					Elect director Stephen W. Sanger	Issuer	Voted	For	For
					Elect director Gregg W. Steinhafel	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as independent registered public accountants	Issuer	Voted	For	For
					Approve amendment to the restated articles of incorporation relating to the Board of Directors, including to provide for annual elections of all directors	Issuer	Voted	For	For
					Approve amendment to the restated articles of incorporation to eliminate a supermajority vote requirement for certain business combinations	Issuer	Voted	For	For

Approve amendment to the restated articles of incorporation to reflect the changes proposed as items 3 and 4, if approved, to conform cross-references, and to update a statuatory reference for a change in the Minnesota Business Corporation Act
						Issuer	Voted	For	For
					Shareholder proposal - annual advisory vote on executive compensation	Shareholder	Voted	Against	For

McAfee Inc.	MFE	579064106	4/27/2010	6/17/2010	Elect director Thomas E. Darcy	Issuer	Voted	For	For
					Elect director Denis J. O'Leary	Issuer	Voted	For	For
					Elect director Robert W. Pangia	Issuer	Voted	For	For
					Approve 2010 Equity Incentive Plan	Issuer	Voted	For	For
					Approve 2010 Director Equity Plan	Issuer	Voted	For	For
					Ratify the appointment of Deloitte & Touche LLP as independent public accountants for the fiscal year ended December 31, 2010	Issuer	Voted	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Managers Series Trust
By:	/s/ RITA DAM
Title:	Treasurer
Date:	August 25, 2010